CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
	Jul. 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Issuance costs	$ 28.9	$ 28.9	$ 0.0	$ 0.6	$ 0.0
Series C Preferred stock
Issuance costs						$ 0.0	$ 0.2
Series D Preferred stock
Issuance costs						$ 0.6